PGIM Quant Solutions Strategic Alpha International Equity ETF
Schedule of Investments  (unaudited)
as of November 30, 2022
Description	Shares	Value
Long-Term Investments 97.9%
Common Stocks 96.8%
Australia 4.8%
Aristocrat Leisure Ltd.	3,382	$80,413
Aurizon Holdings Ltd.	32,089	82,983
Australia & New Zealand Banking Group Ltd.	5,202	87,353
BHP Group Ltd.	2,887	89,199
BlueScope Steel Ltd.	7,385	87,870
Coles Group Ltd.	6,633	76,312
Dexus, REIT	11,619	63,091
Flutter Entertainment PLC*	803	117,611
Fortescue Metals Group Ltd.	6,668	87,712
Lottery Corp. Ltd. (The)*	25,109	78,567
Rio Tinto Ltd.	1,146	85,268
Rio Tinto PLC	1,415	95,248
Scentre Group, REIT	44,084	88,868
Sonic Healthcare Ltd.	3,358	73,574
Stockland, REIT	31,818	82,067
Transurban Group	8,105	78,613
Vicinity Ltd., REIT	63,154	87,018
Westpac Banking Corp.	5,872	94,738
Woolworths Group Ltd.	3,314	77,536
		1,614,041
Austria 0.9%
Mondi PLC	4,688	87,183
OMV AG	1,833	95,676
voestalpine AG	3,820	103,194
		286,053
Belgium 0.5%
Solvay SA	1,021	99,743
UCB SA	925	73,905
		173,648
Brazil 0.2%
Yara International ASA	1,809	82,662
Chile 0.3%
Antofagasta PLC	6,442	109,359

PGIM Quant Solutions Strategic Alpha International Equity ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
China 0.6%
ESR Group Ltd., 144A	29,242	$66,039
Wilmar International Ltd.	26,763	80,638
Xinyi Glass Holdings Ltd.	35,985	68,921
		215,598
Denmark 1.4%
AP Moller - Maersk A/S (Class A Stock)	33	69,397
AP Moller - Maersk A/S (Class B Stock)	36	77,318
Carlsberg A/S (Class B Stock)	624	78,001
Danske Bank A/S	5,879	104,877
Demant A/S*	1,948	54,511
Novo Nordisk A/S (Class B Stock)	715	88,435
		472,539
Finland 0.7%
Elisa OYJ	1,479	76,583
Nokia OYJ	15,951	77,233
Orion OYJ (Class B Stock)	1,747	92,242
		246,058
France 10.8%
Amundi SA, 144A	1,570	87,405
Arkema SA	887	77,644
BioMerieux	822	82,167
BNP Paribas SA	1,740	96,743
Bollore SE	16,950	94,541
Bouygues SA	2,760	84,898
Bureau Veritas SA	3,193	83,132
Capgemini SE	492	87,548
Carrefour SA	4,220	72,128
Cie de Saint-Gobain	1,932	87,947
Cie Generale des Etablissements Michelin SCA	3,056	84,987
Covivio, REIT	1,483	85,339
Credit Agricole SA	9,064	90,642
Danone SA	1,443	75,199
Dassault Aviation SA	557	87,638
Eiffage SA	872	85,241
Electricite de France SA	9,586	119,702
Engie SA	7,239	109,378

PGIM Quant Solutions Strategic Alpha International Equity ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
EssilorLuxottica SA	547	$100,921
Eurazeo SE	1,314	81,836
Gecina SA, REIT	892	86,556
Hermes International	72	115,569
Ipsen SA	846	94,373
Kering SA	160	94,470
Klepierre SA, REIT*	4,283	97,962
La Francaise des Jeux SAEM, 144A	2,262	89,964
Legrand SA	1,077	86,834
L’Oreal SA	219	80,856
LVMH Moet Hennessy Louis Vuitton SE	134	102,809
Orange SA	6,857	69,699
Pernod Ricard SA	433	85,137
Publicis Groupe SA	1,840	119,478
Sanofi	854	76,852
SEB SA	822	64,324
Thales SA	702	89,231
TotalEnergies SE	1,679	105,372
Unibail-Rodamco-Westfield, REIT*	1,656	87,265
Valeo	4,334	80,052
Veolia Environnement SA	3,438	87,937
Vinci SA	921	92,600
Vivendi SE	8,248	73,641
		3,656,017
Germany 6.9%
adidas AG	459	58,396
Aroundtown SA	27,250	65,078
BASF SE	1,943	98,092
Bayer AG	1,251	72,093
Bayerische Motoren Werke AG	1,020	91,610
Beiersdorf AG	773	83,616
Brenntag SE	1,273	79,455
Covestro AG, 144A	2,481	98,545
Daimler Truck Holding AG*	3,345	109,193
Deutsche Post AG	2,161	85,070
Deutsche Telekom AG	4,050	81,785
E.ON SE	9,652	91,640
Evonik Industries AG	4,025	78,428
Fresenius Medical Care AG & Co. KGaA	1,616	49,977
Fresenius SE & Co. KGaA	2,464	68,101

PGIM Quant Solutions Strategic Alpha International Equity ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
GEA Group AG	2,150	$86,986
HeidelbergCement AG	1,747	94,750
Henkel AG & Co. KGaA	1,355	89,818
LEG Immobilien SE	978	61,775
Mercedes-Benz Group AG	1,497	100,321
Merck KGaA	433	78,311
Puma SE	1,252	63,448
Rational AG	135	83,235
Rheinmetall AG	406	82,131
Siemens AG	815	111,286
Symrise AG	712	80,722
Telefonica Deutschland Holding AG	27,684	65,913
United Internet AG	2,611	54,829
Volkswagen AG	460	87,622
		2,352,226
Hong Kong 2.6%
CK Asset Holdings Ltd.	10,956	65,293
CK Infrastructure Holdings Ltd.	13,093	65,876
CLP Holdings Ltd.	8,441	61,165
HK Electric Investments & HK Electric Investments Ltd.	84,585	62,483
HKT Trust & HKT Ltd.	57,933	70,312
Hongkong Land Holdings Ltd.	15,435	61,894
Jardine Matheson Holdings Ltd.	1,566	75,669
New World Development Co. Ltd.	22,343	52,862
Power Assets Holdings Ltd.	13,613	69,974
Sino Land Co. Ltd.	52,757	65,584
Swire Pacific Ltd. (Class A Stock)	13,010	101,686
Swire Properties Ltd.	32,354	72,405
WH Group Ltd., 144A	101,502	59,386
		884,589
Ireland 0.7%
CRH PLC	2,223	87,927
Kerry Group PLC (Class A Stock)	797	75,090
Smurfit Kappa Group PLC	2,500	89,049
		252,066

PGIM Quant Solutions Strategic Alpha International Equity ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Israel 1.0%
Check Point Software Technologies Ltd.*	634	$84,214
ICL Group Ltd.	9,001	74,081
Nice Ltd.*	386	73,199
Tower Semiconductor Ltd.*	1,701	75,483
ZIM Integrated Shipping Services Ltd.(a)	1,842	38,719
		345,696
Italy 2.4%
Assicurazioni Generali SpA	5,255	92,634
Coca-Cola HBC AG*	3,560	86,457
Enel SpA	15,050	80,404
Ferrari NV	419	92,391
Mediobanca Banca di Credito Finanziario SpA	9,536	91,432
Moncler SpA	1,929	98,459
Prysmian SpA	2,985	103,747
Snam SpA	14,332	72,601
Terna - Rete Elettrica Nazionale	10,653	81,035
		799,160
Japan 34.3%
Advantest Corp.	1,499	99,108
AGC, Inc.	2,214	73,752
Ajinomoto Co., Inc.	3,132	98,322
Asahi Group Holdings Ltd.	2,390	76,119
Asahi Kasei Corp.	10,274	75,814
Astellas Pharma, Inc.	5,369	82,738
Bandai Namco Holdings, Inc.	1,062	69,562
Bridgestone Corp.	2,323	86,921
Brother Industries Ltd.	4,399	70,529
Canon, Inc.	3,423	79,620
Capcom Co. Ltd.	2,993	90,490
Chiba Bank Ltd. (The)	15,477	93,474
Chugai Pharmaceutical Co. Ltd.	2,980	78,206
CyberAgent, Inc.	7,913	70,426
Dai Nippon Printing Co. Ltd.	3,833	78,858
Daikin Industries Ltd.	482	78,204
Daito Trust Construction Co. Ltd.	837	92,859
Dentsu Group, Inc.	2,346	74,751
Disco Corp.	331	97,318
Eisai Co. Ltd.	1,889	127,657

PGIM Quant Solutions Strategic Alpha International Equity ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Fuji Electric Co. Ltd.	1,826	$74,315
FUJIFILM Holdings Corp.	1,461	77,393
Fujitsu Ltd.	584	78,091
GLP J-REIT, REIT	64	71,374
Hamamatsu Photonics KK	2,008	104,115
Hirose Electric Co. Ltd.	614	80,924
Hitachi Construction Machinery Co. Ltd.	3,468	80,616
Hitachi Ltd.	1,620	85,628
Honda Motor Co. Ltd.	3,182	77,332
Hoya Corp.	903	91,941
Hulic Co. Ltd.	9,860	82,327
Ibiden Co. Ltd.	2,834	113,081
Idemitsu Kosan Co. Ltd.	3,364	78,929
Inpex Corp.	7,535	83,649
Isuzu Motors Ltd.	6,843	88,901
ITOCHU Corp.	2,807	87,143
Itochu Techno-Solutions Corp.	3,107	75,374
Japan Post Bank Co. Ltd.	9,919	75,493
Japan Post Holdings Co. Ltd.	11,645	90,907
Japan Post Insurance Co. Ltd.	5,082	84,166
Japan Real Estate Investment Corp., REIT	16	70,563
Japan Tobacco, Inc.	4,518	92,117
JFE Holdings, Inc.	7,365	81,389
Kajima Corp.	7,177	80,559
KDDI Corp.	2,688	80,023
Keyence Corp.	227	93,930
Kikkoman Corp.	1,350	75,473
Kintetsu Group Holdings Co. Ltd.	2,546	90,343
Kirin Holdings Co. Ltd.	5,440	85,289
Komatsu Ltd.	3,475	79,999
Konami Group Corp.	1,372	64,084
Kubota Corp.	4,820	70,857
Kurita Water Industries Ltd.	2,128	94,002
Kyocera Corp.	1,533	77,499
Kyowa Kirin Co. Ltd.	3,416	78,542
Lixil Corp.	4,073	62,206
Marubeni Corp.	7,830	87,775
Mazda Motor Corp.	10,127	80,010
MEIJI Holdings Co. Ltd.	1,545	73,843
MISUMI Group, Inc.	3,524	85,491
Mitsubishi Chemical Group Corp.	13,574	71,679
Mitsubishi Corp.	2,436	81,235

PGIM Quant Solutions Strategic Alpha International Equity ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Mitsubishi Estate Co. Ltd.	5,469	$76,833
Mitsubishi HC Capital, Inc.	17,111	81,038
Mitsubishi Heavy Industries Ltd.	2,174	85,911
Mitsubishi UFJ Financial Group, Inc.	14,307	78,233
Mitsui & Co. Ltd.	3,630	104,702
Mitsui Chemicals, Inc.	3,652	81,984
Mitsui Fudosan Co. Ltd.	3,718	74,756
Murata Manufacturing Co. Ltd.	1,363	73,672
NEC Corp.	2,005	70,492
NGK Insulators Ltd.	6,332	83,042
Nintendo Co. Ltd.	1,790	76,401
Nippon Building Fund, Inc., REIT	16	74,155
NIPPON EXPRESS HOLDINGS, Inc.	1,348	78,973
Nippon Sanso Holdings Corp.	4,746	78,120
Nippon Shinyaku Co. Ltd.	1,221	71,532
Nippon Steel Corp.	5,307	84,261
Nippon Telegraph & Telephone Corp.	2,731	75,548
Nippon Yusen KK	3,396	74,688
Nissan Chemical Corp.	1,632	79,656
Nitto Denko Corp.	1,243	77,502
Nomura Real Estate Holdings, Inc.	3,244	77,993
Nomura Real Estate Master Fund, Inc., REIT	63	78,699
NTT Data Corp.	5,506	83,812
Obayashi Corp.	10,972	81,362
Oji Holdings Corp.	19,311	73,837
Olympus Corp.	3,930	79,858
Ono Pharmaceutical Co. Ltd.	3,068	78,116
ORIX Corp.	4,739	75,860
Osaka Gas Co. Ltd.	4,403	67,660
Otsuka Holdings Co. Ltd.	2,394	81,308
Pan Pacific International Holdings Corp.	5,068	87,494
Persol Holdings Co. Ltd.	4,002	91,290
Recruit Holdings Co. Ltd.	2,643	82,856
Renesas Electronics Corp.*	8,781	83,683
Ricoh Co. Ltd.	10,156	79,871
Rohm Co. Ltd.	1,152	90,515
SBI Holdings, Inc.	4,007	75,967
SCSK Corp.	4,568	72,842
Secom Co. Ltd.	1,218	74,841
Seiko Epson Corp.	6,027	93,925
Sekisui Chemical Co. Ltd.	5,698	79,514
Sekisui House Ltd.	4,631	86,087

PGIM Quant Solutions Strategic Alpha International Equity ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Seven & i Holdings Co. Ltd.	2,002	$80,883
SG Holdings Co. Ltd.	4,642	71,602
Shimadzu Corp.	2,559	77,461
Shin-Etsu Chemical Co. Ltd.	673	85,630
Shionogi & Co. Ltd.	1,523	76,652
SMC Corp.	176	78,715
SoftBank Corp.	7,494	81,268
Square Enix Holdings Co. Ltd.	1,747	78,311
Subaru Corp.	4,518	76,936
SUMCO Corp.	6,209	90,961
Sumitomo Chemical Co. Ltd.	18,492	66,689
Sumitomo Corp.	5,790	94,215
Sumitomo Metal Mining Co. Ltd.	2,582	86,852
Sumitomo Mitsui Financial Group, Inc.	2,791	94,448
Sumitomo Mitsui Trust Holdings, Inc.	2,544	81,189
Sumitomo Realty & Development Co. Ltd.	3,251	87,484
Suntory Beverage & Food Ltd.	2,062	69,659
Suzuki Motor Corp.	2,625	93,393
Taisei Corp.	2,522	76,067
Takeda Pharmaceutical Co. Ltd.	3,059	89,717
TDK Corp.	2,498	88,278
Terumo Corp.	2,595	75,976
TIS, Inc.	2,981	83,975
Toho Co. Ltd.	2,111	80,869
Tokyo Electric Power Co. Holdings, Inc.*	16,299	58,898
Tokyo Electron Ltd.	250	81,632
Tokyo Gas Co. Ltd.	4,160	76,096
TOPPAN, Inc.	4,571	70,573
Toray Industries, Inc.	13,933	74,523
Toshiba Corp.	1,952	66,296
Tosoh Corp.	6,104	71,742
TOTO Ltd.	2,271	78,035
Toyota Tsusho Corp.	2,381	90,178
USS Co. Ltd.	4,457	74,106
Yakult Honsha Co. Ltd.	1,355	85,859
Yamaha Corp.	2,058	80,627
Yamaha Motor Co. Ltd.	4,027	99,589
Yaskawa Electric Corp.	2,349	75,612
Yokogawa Electric Corp.	4,851	90,142
		11,633,362

PGIM Quant Solutions Strategic Alpha International Equity ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Jordan 0.2%
Hikma Pharmaceuticals PLC	4,010	$73,173
Luxembourg 0.5%
ArcelorMittal SA	3,657	98,219
Eurofins Scientific SE	1,046	72,296
		170,515
Netherlands 2.7%
EXOR NV*	1,321	103,207
Heineken Holding NV	1,163	87,196
Heineken NV	950	87,271
JDE Peet’s NV	2,813	86,470
Koninklijke Ahold Delhaize NV	2,799	81,015
Koninklijke KPN NV	22,499	68,880
Koninklijke Philips NV	3,808	56,237
NN Group NV	1,816	76,761
Randstad NV	1,527	87,395
Shell PLC	3,227	95,056
Wolters Kluwer NV	840	91,956
		921,444
New Zealand 0.7%
Mercury NZ Ltd.	21,481	74,449
Meridian Energy Ltd.	26,562	81,933
Spark New Zealand Ltd.	26,180	84,961
		241,343
Norway 1.3%
Aker BP ASA	1,978	68,632
Equinor ASA	2,359	90,811
Mowi ASA	3,406	53,141
Norsk Hydro ASA	14,958	110,242
Orkla ASA	9,620	68,341
Telenor ASA	5,933	57,415
		448,582
Portugal 0.3%
Jeronimo Martins SGPS SA	3,810	84,051

PGIM Quant Solutions Strategic Alpha International Equity ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Russia 0.0%
Evraz PLC	10,559	$1
Singapore 3.1%
Capitaland Investment Ltd.	30,158	81,337
City Developments Ltd.	15,211	92,669
DBS Group Holdings Ltd.	3,554	91,909
Keppel Corp. Ltd.	16,852	93,378
Mapletree Pan Asia Commercial Trust, REIT	61,137	76,828
Oversea-Chinese Banking Corp. Ltd.	9,687	88,559
Singapore Airlines Ltd.*	21,662	87,555
Singapore Technologies Engineering Ltd.	29,427	74,176
STMicroelectronics NV	2,732	102,501
United Overseas Bank Ltd.	3,826	87,725
UOL Group Ltd.	15,074	73,778
Venture Corp. Ltd.	6,893	87,635
		1,038,050
South Africa 0.3%
Anglo American PLC	2,521	103,535
Spain 2.7%
Acciona SA	438	84,958
ACS Actividades de Construccion y Servicios SA	3,344	94,163
Banco Santander SA	29,754	88,257
Enagas SA	3,679	65,963
Endesa SA	4,150	76,437
Iberdrola SA	8,185	91,817
Industria de Diseno Textil SA	3,509	90,775
Naturgy Energy Group SA	3,029	84,410
Red Electrica Corp. SA	4,029	70,414
Repsol SA	6,007	92,513
Telefonica SA	15,577	58,111
		897,818
Sweden 3.1%
Assa Abloy AB (Class B Stock)	3,778	85,727
Getinge AB (Class B Stock)	3,411	78,537
H & M Hennes & Mauritz AB (Class B Stock)	6,382	70,894
Holmen AB (Class B Stock)	2,060	84,327
Investor AB (Class B Stock)	4,847	89,077

PGIM Quant Solutions Strategic Alpha International Equity ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Securitas AB (Class B Stock)	9,237	$75,097
Skanska AB (Class B Stock)	5,317	85,285
SKF AB (Class B Stock)	5,468	90,258
Swedish Orphan Biovitrum AB*	3,704	80,098
Telefonaktiebolaget LM Ericsson (Class B Stock)	10,740	66,597
Telia Co. AB	20,779	56,628
Volvo AB (Class A Stock)	4,715	89,704
Volvo AB (Class B Stock)	4,861	88,862
		1,041,091
Switzerland 2.2%
ABB Ltd.	3,026	93,890
Accelleron Industries AG*	151	3,068
Adecco Group AG	2,409	81,085
Baloise Holding AG	506	76,094
Chocoladefabriken Lindt & Spruengli AG	8	83,868
Geberit AG	163	76,965
Kuehne + Nagel International AG	321	77,549
Novartis AG	975	86,192
Swatch Group AG (The)	344	90,812
Swiss Prime Site AG	920	76,322
		745,845
United Kingdom 9.7%
3i Group PLC	5,979	97,176
abrdn PLC	44,097	103,320
Associated British Foods PLC	4,098	78,087
Auto Trader Group PLC, 144A	11,662	79,527
Aviva PLC	17,181	92,003
BAE Systems PLC	8,163	80,931
Barclays PLC	44,537	86,551
Barratt Developments PLC	14,645	70,198
Berkeley Group Holdings PLC	1,775	81,529
British American Tobacco PLC	2,108	86,154
British Land Co. PLC (The), REIT	14,870	70,667
BT Group PLC	37,395	54,715
Bunzl PLC	2,205	81,003
Burberry Group PLC	4,157	109,073
CK Hutchison Holdings Ltd.	12,184	70,662
Coca-Cola Europacific Partners PLC	1,511	80,219

PGIM Quant Solutions Strategic Alpha International Equity ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Compass Group PLC	3,891	$87,790
Diageo PLC	1,872	85,917
Imperial Brands PLC	3,694	94,609
Informa PLC	12,768	94,517
Intertek Group PLC	1,560	76,054
J Sainsbury PLC	31,188	83,674
JD Sports Fashion PLC	58,050	88,191
Kingfisher PLC	26,250	76,279
Land Securities Group PLC, REIT	10,205	75,544
Lloyds Banking Group PLC	158,828	89,789
National Grid PLC	5,911	72,275
NatWest Group PLC	29,471	93,027
Next PLC	1,108	77,988
Pearson PLC	9,090	109,031
Persimmon PLC	3,577	54,838
Reckitt Benckiser Group PLC	1,056	75,703
RELX PLC	3,031	84,460
Sage Group PLC (The)	10,298	98,871
Segro PLC, REIT	6,673	63,601
Smiths Group PLC	4,771	91,343
SSE PLC	3,934	81,008
Taylor Wimpey PLC	57,718	71,930
Tesco PLC	25,707	70,487
Vodafone Group PLC	56,839	62,915
		3,281,656
United States 1.9%
Ferguson PLC	670	75,600
GSK PLC	2,940	49,849
Haleon PLC*	3,676	12,587
Nestle SA	612	72,657
QIAGEN NV*	1,742	85,778
Roche Holding AG	238	77,418
Roche Holding AG (Bearer Shares)	190	75,980
Schneider Electric SE	681	98,446
Stellantis NV	6,798	105,346
		653,661

Total Common Stocks (cost $33,942,250)		32,823,839

PGIM Quant Solutions Strategic Alpha International Equity ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Preferred Stocks 1.1%
Germany
Bayerische Motoren Werke AG (PRFC)	1,155	$99,336
Henkel AG & Co. KGaA (PRFC)	1,348	96,003
Porsche Automobil Holding SE (PRFC)	1,293	78,496
Volkswagen AG (PRFC)	632	92,007

Total Preferred Stocks (cost $429,637)		365,842

Total Long-Term Investments (cost $34,371,887)		33,189,681
Short-Term Investments 0.8%
Affiliated Mutual Fund 0.1%
PGIM Institutional Money Market Fund (cost $34,624; includes $34,616 of cash collateral for securities on loan)(b)(we)	34,648	34,624
Unaffiliated Fund 0.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $222,725)	222,725	222,725

Total Short-Term Investments (cost $257,349)		257,349

TOTAL INVESTMENTS 98.7% (cost $34,629,236)		33,447,030
Other assets in excess of liabilities 1.3%		439,477

Net Assets 100.0%		$33,886,507

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,632; cash collateral of $34,616 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Quant Solutions Strategic Alpha International Equity ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).